Prepayments On Flight Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Prepayments On Flight Equipment [Abstract]
Summary Of Movements In Prepayments On Flight Equipment

	Year ended December 31,
	2010	2011	2012
Net book value at beginning of period	$527,666	$199,417	$95,619
Prepayments made during the period	132,706	43,313	33,508
Interest capitalized during the period	7,978	4,439	2,616
Prepayments and capitalized interest applied against the purchase of flight equipment	(468,933)	(151,550)	(78,149)
Net book value at end of period	$199,417	$95,619	$53,594